Schedule of Investments (unaudited) December 31, 2019	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.0%
Cochlear Ltd.	21,917	$3,462,316
CSL Ltd.	171,759	33,294,714
Ramsay Health Care Ltd.	61,201	3,120,331
Sonic Healthcare Ltd.	171,448	3,464,933

		43,342,294

Belgium — 0.4%
Galapagos NV(a)(b)	18,388	3,849,457
UCB SA	48,928	3,893,945

		7,743,402

Canada — 0.2%
Bausch Health Companies Inc.(a)	118,009	3,537,313
Canopy Growth Corp.(a)	83,812	1,765,110

		5,302,423

Denmark — 2.2%
Coloplast A/S, Class B	44,140	5,479,540
Genmab A/S(a)	24,565	5,466,884
Novo Nordisk A/S, Class B	626,712	36,400,510

		47,346,934

France — 2.1%
Sanofi	435,195	43,779,923

Germany — 2.5%
Bayer AG, Registered	354,166	28,945,699
Fresenius Medical Care AG & Co. KGaA	80,121	5,932,164
Fresenius SE & Co. KGaA	156,293	8,803,520
Merck KGaA	49,522	5,856,240
QIAGEN NV(a)	86,382	2,953,516

		52,491,139

Ireland — 0.2%
Steris PLC	32,159	4,901,675

Japan — 6.0%
Astellas Pharma Inc.	675,175	11,617,918
Chugai Pharmaceutical Co. Ltd.	80,500	7,466,667
Daiichi Sankyo Co. Ltd.	231,000	15,363,865
Eisai Co. Ltd.	113,800	8,590,892
Hoya Corp.	143,500	13,798,712
M3 Inc.	164,600	5,005,779
Olympus Corp.	493,700	7,672,963
Ono Pharmaceutical Co. Ltd.	193,400	4,452,604
Otsuka Holdings Co. Ltd.	209,500	9,413,283
Shionogi & Co. Ltd.	111,000	6,911,773
Sysmex Corp.	62,200	4,263,426
Takeda Pharmaceutical Co. Ltd.	596,692	23,785,321
Terumo Corp.	261,900	9,362,609

		127,705,812

Netherlands — 0.8%
Koninklijke Philips NV	343,042	16,758,006

South Korea — 0.3%
Celltrion Inc.(a)	40,761	6,379,645

Spain — 0.2%
Grifols SA	110,997	3,915,992

Switzerland — 10.1%
Alcon Inc.(a)	184,863	10,461,602
Lonza Group AG, Registered	28,302	10,322,989
Novartis AG, Registered	966,669	91,740,467

Security	Shares	Value

Switzerland (continued)
Roche Holding AG, Bearer	10,317	$3,277,234
Roche Holding AG, NVS	266,490	86,412,826
Sonova Holding AG, Registered	20,890	4,778,370
Straumann Holding AG, Registered	4,225	4,146,682
Vifor Pharma AG	15,904	2,901,267

		214,041,437

United Kingdom — 4.8%
AstraZeneca PLC	497,849	50,170,129
GlaxoSmithKline PLC	1,890,663	44,557,851
Smith & Nephew PLC	335,462	8,143,695

		102,871,675

United States — 67.8%
Abbott Laboratories	668,902	58,100,827
AbbVie Inc.	561,499	49,715,122
ABIOMED Inc.(a)	17,226	2,938,583
Agilent Technologies Inc.	117,192	9,997,650
Alexion Pharmaceuticals Inc.(a)(b)	85,053	9,198,482
Align Technology Inc.(a)(b)	27,543	7,685,599
Allergan PLC	124,711	23,841,002
AmerisourceBergen Corp.	57,574	4,894,942
Amgen Inc.	225,381	54,332,598
Anthem Inc.	96,180	29,049,245
Baxter International Inc.	193,958	16,218,768
Becton Dickinson and Co.	102,405	27,851,088
Biogen Inc.(a)	68,444	20,309,388
Boston Scientific Corp.(a)(b)	529,637	23,950,185
Bristol-Myers Squibb Co.	890,180	57,140,654
Cardinal Health Inc.	112,886	5,709,774
Centene Corp.(a)	156,774	9,856,381
Cerner Corp.	120,959	8,877,181
Cigna Corp.(a)	141,645	28,964,986
Cooper Companies Inc. (The)	18,928	6,081,377
CVS Health Corp.	493,780	36,682,916
Danaher Corp.	242,333	37,193,269
DaVita Inc.(a)	33,194	2,490,546
DENTSPLY SIRONA Inc.	85,319	4,828,202
Edwards Lifesciences Corp.(a)	79,039	18,439,008
Eli Lilly & Co.	320,486	42,121,475
Gilead Sciences Inc.	480,829	31,244,268
HCA Healthcare Inc.	100,865	14,908,856
Henry Schein Inc.(a)(b)	56,618	3,777,553
Hologic Inc.(a)	101,864	5,318,319
Humana Inc.	50,231	18,410,666
IDEXX Laboratories Inc.(a)(b)	32,708	8,541,040
Illumina Inc.(a)	55,787	18,506,779
Incyte Corp.(a)	67,626	5,905,102
Intuitive Surgical Inc.(a)	43,703	25,835,029
IQVIA Holdings Inc.(a)	69,270	10,702,908
Johnson & Johnson	998,300	145,622,021
Laboratory Corp. of America Holdings(a)	37,447	6,334,909
McKesson Corp.	68,347	9,453,757
Medtronic PLC	509,363	57,787,232
Merck & Co. Inc.	965,722	87,832,416
Mettler-Toledo International Inc.(a)	9,211	7,306,902
Mylan NV(a)	194,679	3,913,048
PerkinElmer Inc.(b)	41,916	4,070,044
Perrigo Co. PLC	51,398	2,655,221
Pfizer Inc.	2,099,591	82,261,975
Quest Diagnostics Inc.	51,030	5,449,494

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Healthcare ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Regeneron Pharmaceuticals Inc.(a)	30,426	$11,424,355
ResMed Inc.	54,464	8,440,286
Stryker Corp.	121,811	25,573,001
Teleflex Inc.	17,476	6,578,665
Thermo Fisher Scientific Inc.	151,689	49,279,205
UnitedHealth Group Inc.	359,100	105,568,218
Universal Health Services Inc., Class B(b)	31,244	4,482,264
Varian Medical Systems Inc.(a)(b)	34,535	4,904,315
Vertex Pharmaceuticals Inc.(a)	96,851	21,205,527
Waters Corp.(a)	25,256	5,901,064
WellCare Health Plans Inc.(a)	19,048	6,289,840
Zimmer Biomet Holdings Inc.	77,769	11,640,464
Zoetis Inc.	181,334	23,999,555

		1,437,593,546

Total Common Stocks — 99.6% (Cost: $1,705,275,714)		2,114,173,903

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.84%(c)(d)(e)	18,863,058	18,870,603

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.52%(c)(d)	1,418,928	$1,418,928

		20,289,531

Total Short-Term Investments — 1.0% (Cost: $20,289,174)		20,289,531

Total Investments in Securities — 100.6% (Cost: $1,725,564,888)		2,134,463,434

Other Assets, Less Liabilities — (0.6)%		(12,927,471)

Net Assets — 100.0%		$2,121,535,963

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended December 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 03/31/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	18,863,058	18,863,058	$18,870,603	$362,444	(a)	$988	$357
BlackRock Cash Funds: Treasury, SL Agency Shares	2,712,643	(1,293,715)	1,418,928	1,418,928	46,204		—	—

				$20,289,531	$408,648		$988	$357

(a)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini S&P Select Sector Health Care Index	59	03/20/20	$6,086	$64,725

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

Schedule of Investments (unaudited) (continued) December 31, 2019	iShares® Global Healthcare ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,114,173,903	$—	$—	$2,114,173,903
Money Market Funds	20,289,531	—	—	20,289,531

	$2,134,463,434	$—	$—	$2,134,463,434

Derivative financial instruments(a)
Assets
Futures Contracts	$64,725	$—	$—	$64,725

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Equity

NVS	Non-Voting Shares

3